BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
BUSINESS COMBINATIONS
Summary of fair value at closing of the consideration and the decrease to the total consideration

Cash paid	$3,481
Shares issued	885
Payable for acquisition recorded at closing	629
A decrease in the payable to sellers	(505)
$4,490

Summary the fair value of acquired assets and assumed liabilities and the resulting goodwill as of the acquisition date after giving effect to the decrease in total consideration

Cash	$131
Current assets	319
Right-of-use assets	350
Property and equipment	51
Customer relations	2,308
Technology	1,230
Goodwill	2,041
Current liabilities	(1,590)
Lease liabilities	(350)
$4,490